PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

The following table summarizes property, plant and equipment as of September 30, 2021 and December 31, 2020:

	As of September 30,	As of December 31,
	2021	2020
Furniture, fixtures, computer hardware and computer software	$437,532	$489,421
Manufacturing machinery and equipment	23,607,580	-
Manufacturing machinery and equipment, in progress	103,080	24,377,755
Depreciable property, plant and equipment	24,148,192	24,867,176
Less: Accumulated depreciation and amortization	(23,964,362)	(24,848,408)
Net property, plant and equipment	$183,830	$18,768

The following table summarizes property, plant and equipment as of December 31, 2020 and December 31, 2019:

	As of December 31,
	2020	2019
Building	$—	$5,828,960
Furniture, fixtures, computer hardware and computer software	489,421	489,421
Manufacturing machinery and equipment	24,377,755	26,593,588
Depreciable property, plant and equipment	24,867,176	32,911,969
Less: Accumulated depreciation and amortization	(24,848,408)	(28,677,350)
Net property, plant and equipment	$18,768	$4,234,619

Schedule Future Maturities of Operating Lease Liability

Future maturities of the operating lease liability are as follows:

Remainder of 2021	$240,000
2022	988,800
2023	1,018,464
2024	1,049,018
2025	1,080,488
Thereafter	2,259,194
Total lease payments	6,635,964
Less amounts representing interest	(1,309,095)
Present value of lease liability	$5,326,869

Future maturities of the operating lease liability are as follows:

2021	$960,000
2022	988,800
2023	1,018,464
2024	1,049,018
2025	1,080,488
Thereafter	2,259,192
Total lease payments	$7,355,962
Less amounts representing interest	(1,601,329)
Present value of lease liability	$5,754,633